Net Loss Per Common Share - Proforma basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Net Loss Per Common Share
Number of Securities Called by Warrants or Rights									1,401,836
IPO price									$ 22.00
Earnings Per Share, Pro Forma [Abstract]
Net loss	$ (16,595)	$ (15,371)	$ (13,960)	$ (18,297)	$ (15,026)	$ (15,903)	$ (45,926)	$ (49,226)	$ (51,365)	$ (56,496)
Deemed dividend attributable to preferred shareholders									(239,294)
Net Income (Loss) Available to Common Stockholders, Basic, Total									$ (290,609)
Weighted-average shares used in computing net loss per share	51,578,863			5,776,478			30,635,348	5,351,313	5,626,713	4,641,256
Weighted average shares used to compute pro forma net loss per common share, basic									34,633,452
Pro forma net loss per common share, basic									$ (8.39)
Weighted average shares used to compute pro forma net loss per common share, diluted									34,633,452
Pro forma net loss per common share, diluted									$ (8.39)
Pro forma
Earnings Per Share, Pro Forma [Abstract]
Pro forma adjustment to reflect conversion of convertible preferred stock									28,964,247
Pro forma adjustment to reflect automatic cashless exercise of warrants									42,492